Financial assets and liabilities	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial assets and liabilities	Financial assets and liabilities
Fair value
The following table provides the fair value details of certain financial instruments measured at amortized cost in the consolidated statements of financial position (statements of financial position).

			June 30, 2024		December 31, 2023
	Classification	Fair value methodology	Carrying value	Fair value	Carrying value	Fair value
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	31,504	29,828	29,049	28,225
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2)(1)	Non-observable market inputs (level 3)(2)
June 30, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	599	19	—	580
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(331)	—	(331)	—
Other	Trade payables and other liabilities and other non-current assets	148	—	220	(72)
December 31, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(488)	—	(488)	—
Other	Other non-current assets and liabilities	147	—	216	(69)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments and other financial liabilities, changes in our valuation assumptions may result in a significant increase (decrease) in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the Deficit in the statements of financial position when realized.
Market risk
Currency exposures
In 2024, we entered into cross currency interest rate swaps with a notional amount of $700 million in U.S. dollars ($942 million in Canadian dollars) to hedge the U.S. currency exposure of our US-9 Notes maturing in 2034. The fair value of the cross currency interest rate swaps at June 30, 2024 was a net liability of $5 million recognized in Other current assets and Other non-current liabilities in the statements of financial position. See Note 11, Debt, for additional details.
In 2024, we entered into cross currency interest rate swaps with a notional amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars) to hedge the U.S. currency exposure of our US-10 Notes maturing in 2054. In connection with these swaps, cross currency basis rate swaps outstanding at December 31, 2023 with a notional amount of $644 million were settled. The fair value of the cross currency interest rate swaps at June 30, 2024 was a net liability of $7 million recognized in Other current assets, Other non-current assets, and Other non-current liabilities in the statements of financial position. See Note 11, Debt, for additional details.
In 2024, we entered into cross currency interest rate swaps with a notional amount of $240 million in U.S. dollars ($324 million in Canadian dollars) to hedge the U.S. currency exposure of outstanding loans maturing in 2026 under our Bell Mobility uncommitted trade loan agreement. The fair value of the cross currency interest rate swaps at June 30, 2024 was a net asset of $4 million recognized in Other current assets and Other non-current assets in the statements of financial position.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a gain of $12 million (loss of $44 million) recognized in net earnings at June 30, 2024 and a gain of $130 million (loss of $119 million) recognized in Other comprehensive income (loss) at June 30, 2024, with all other variables held constant.
The following table provides further details on our outstanding foreign currency forward contracts and options at June 30, 2024.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,174	CAD	1,607	2024	Loans
Cash flow	USD	1,180	CAD	1,601	2024	Commercial paper
Cash flow	USD	359	CAD	459	2024	Anticipated purchases
Cash flow	PHP	1,470	CAD	35	2024	Anticipated purchases
Cash flow	USD	608	CAD	793	2025	Anticipated purchases
Cash flow	PHP	3,193	CAD	75	2025	Anticipated purchases
Cash flow	USD	280	CAD	377	2026	Anticipated purchases
Economic	USD	90	CAD	118	2024	Anticipated purchases
Economic - call options	USD	124	CAD	151	2024	Anticipated purchases
Economic - call options	CAD	112	USD	78	2024	Anticipated purchases
Economic - put options	USD	335	CAD	437	2024	Anticipated purchases
Economic	USD	120	CAD	158	2025	Anticipated purchases
Economic	CAD	137	USD	100	2025	Anticipated purchases
Economic - options (2)	USD	60	CAD	78	2025	Anticipated purchases
Economic - call options	USD	270	CAD	345	2025	Anticipated purchases
Economic - put options	USD	360	CAD	466	2025	Anticipated purchases
Economic	USD	100	CAD	136	2026	Anticipated purchases
(1) Forward contracts to hedge loans secured by receivables under our securitization program.
(2) Foreign currency options with a leverage provision and a profit cap limitation.
Interest rate exposures
In 2024, we entered into forward starting interest rate swaps, effective from 2026, with a notional amount of $336 million to hedge the fair value of our US-10 Notes maturing in 2054. The fair value of the interest rate swaps at June 30, 2024 was an asset of $2 million recognized in Other non-current assets in the statements of financial position. See Note 11, Debt, for additional details.
In 2024, we sold interest rate swaptions, expiring in 2024, with a notional amount of $300 million to hedge economically the fair value of our M-17 MTN debentures maturing in 2035. The fair value of the interest rate swaptions at June 30, 2024 was a liability of $3 million recognized in Trade payables and other liabilities in the statements of financial position.
In 2024, we sold interest rate swaptions, expiring in 2024, with a notional amount of $750 million for $3 million to hedge economically the fair value of our M-53 MTN debentures maturing in 2027. The fair value of the interest rate swaptions at June 30, 2024 was a liability of $3 million recognized in Trade payables and other liabilities in the statements of financial position.
In 2024, we sold interest rate floors, maturing in 2029, with a notional amount of $350 million and purchased interest rate options, expiring in 2026, with a notional amount of $440 million to hedge economically the interest cost of our M-62 MTN debentures maturing in 2029. The fair value of the interest rate floors and interest rate options is a net asset of $5 million recognized in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
A 1% increase (decrease) in interest rates would result in a loss of $28 million (gain of $8 million) recognized in net earnings for the six months ended June 30, 2024, with all other variables held constant.
Equity price exposures
We use equity forward contracts on BCE’s common shares to hedge economically the cash flow exposure related to the settlement of equity settled share-based compensation plans. The fair value of our equity forward contracts at June 30, 2024 and December 31, 2023 was a net liability of $266 million and $162 million, respectively, recognized in Other current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. A loss of $23 million and $113 million for the three and six months ended June 30, 2024, respectively, relating to these equity forward contracts is recognized in Other expense in the income statements.
A 5% increase (decrease) in the market price of BCE’s common shares would result in a gain (loss) of $24 million recognized in net earnings at June 30, 2024, with all other variables held constant.